Net Earnings (Loss) per Common Share - Calculation of Basic and Diluted Net Earnings (Loss) Per Common Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator
Net earnings (loss) available to common stockholders	$ 124.2	$ (1,410.3)	$ 149.1
Distributed and allocated undistributed net earnings (loss) to non-vested restricted stockholders	(0.6)	(0.5)	(0.9)
Distributed and allocated undistributed net earnings (loss) to common stockholders	123.6	(1,410.8)	148.2
Distributed net earnings - dividends paid to common stockholders	(101.3)	(100.4)	(86.8)
Allocation of undistributed net earnings (loss) to common stockholders	22.3	(1,511.2)	61.4
Denominator
Weighted average number of common shares outstanding - basic	194.6	192.8	167.0
Basic net earnings (loss) per common share:
Distributed net earnings (loss) to common stockholders	$ 0.52	$ 0.52	$ 0.52
Allocated undistributed net earnings (loss) to common stockholders	$ 0.12	$ (7.83)	$ 0.37
Net earnings (loss) per common share - basic	$ 0.64	$ (7.31)	$ 0.89
Numerator
Distributed and allocated undistributed net earnings (loss) to common stockholders	123.6	(1,410.8)	148.2
Add: Allocated undistributed net earnings (loss) to non-vested restricted stockholders	0.1		0.4
Less: Undistributed net earnings (loss) reallocated to non-vested restricted stockholders	(0.1)		(0.3)
Net earnings (loss) available to common stockholders - diluted	$ 123.6	$ (1,410.8)	$ 148.3
Denominator
Weighted average number of common shares outstanding - basic	194.6	192.8	167.0
Effect of assumed issuance of Settlement agreement shares	18.0		18.0
Effect of non-vested restricted stock units	0.9		0.4
Weighted average number of common shares outstanding - diluted	213.5	192.8	185.4
Diluted net earnings (loss) per common share	$ 0.58	$ (7.31)	$ 0.80